Other liabilities (non-current and current) - Schedule of Other Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Miscellaneous non-current liabilities [abstract]
Advance payments for government grants	€ 1,069
Lease incentives		€ 960
Other		159
Total	€ 1,069	€ 1,119